Britney Schnathorst Associate General Counsel Office of General Counsel Phone: 608.665.4184 E-mail: Britney.Schnathorst@trustage.com	CMFG Life Insurance Company
May 1, 2025
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549
Re:  CMFG Life Insurance Company
CMFG Variable Life Insurance Account
MEMBERS Variable Universal Life
Rule 497j Filing
File Nos. 333-148419/811-03915
Dear Commissioners:
I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2025 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed.  In addition, I certify that the text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.
If you have any questions regarding this certification, please call the undersigned at
(608) 665-4184.
Sincerely,
/s/Britney Schnathorst
Britney Schnathorst
Associate General Counsel